Leases - Schedule of Future Commitments Due Under These Lease Agreements (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 2,396
2026	132
2027	0
Total undiscounted cash flows	2,528
Less: imputed interest	(101)
Total lease liabilities	2,427
Operating lease liability	2,295	$ 1,348
Operating lease liability Non-current	132	1,644
2025	552
2026	363
2027	44
Total undiscounted cash flows	959
Less: imputed interest	(83)
Total lease liabilities	876
Finance lease liability	489	475
Finance Lease Liability Non-current	387	$ 876
2025	2,948
2026	495
2027	44
Total undiscounted cash flows	3,487
Less: imputed interest	(184)
Total lease liabilities	3,303
Lease Liability Current	2,784
Lease Liability Noncurrent	$ 519